Leases (Details) - Schedule of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Current portion	$ 319,573	$ 288,463
Long-term portion	1,046,163	1,165,723
Total lease liabilities	$ 1,365,736	$ 1,454,186